Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.2%

Australia — 7.0%
ALS Ltd.	32,907	$386,453
ANZ Group Holdings Ltd.	160,766	3,179,796
APA Group	73,374	396,358
Aristocrat Leisure Ltd.	29,920	1,349,247
ASX Ltd.	12,454	561,695
Atlas Arteria Ltd.	73,773	245,093
Aurizon Holdings Ltd.	147,254	307,182
BHP Group Ltd.	253,542	6,407,275
Brambles Ltd.	75,182	1,157,383
CAR Group Ltd.	23,130	568,585
Charter Hall Group	33,387	434,223
Cochlear Ltd.	3,596	737,463
Coles Group Ltd.	75,367	1,006,407
Commonwealth Bank of Australia	86,639	9,924,248
Computershare Ltd.	29,382	797,375
Dexus	84,288	383,680
Endeavour Group Ltd.	100,465	264,559
Fortescue Ltd.	87,085	996,356
Glencore PLC*	542,313	2,187,093
Goodman Group	105,677	2,393,647
GPT Group (The)	162,813	534,617
IDP Education Ltd.(a)	18,174	41,657
Insurance Australia Group Ltd.	126,762	715,768
Lottery Corp., Ltd. (The)	145,199	506,695
Macquarie Group Ltd.	18,892	2,644,121
Medibank Pvt Ltd.	167,909	551,351
Mineral Resources Ltd.*	11,830	217,762
Mirvac Group	299,470	433,830
National Australia Bank Ltd.	165,073	4,135,434
Northern Star Resources Ltd.	75,681	758,681
Origin Energy Ltd.	91,899	690,503
Pilbara Minerals Ltd.*(a)	165,697	171,228
Pro Medicus Ltd.	2,927	606,616
QBE Insurance Group Ltd.	80,731	1,205,902
Ramsay Health Care Ltd.	13,157	328,425
REA Group Ltd.	3,021	465,805
Region Group	193,454	291,459
Rio Tinto Ltd.	20,131	1,447,779
Rio Tinto PLC	54,141	3,226,636
Santos Ltd.	182,495	924,718
Scentre Group	358,652	865,941
SEEK Ltd.	24,234	378,218
Sonic Healthcare Ltd.	30,759	546,792
South32 Ltd.	265,605	502,768
Steadfast Group Ltd.	72,294	276,951
Stockland	171,880	614,189
Suncorp Group Ltd.	63,280	853,968
Technology One Ltd.	18,842	498,358
Telstra Group Ltd.	237,760	760,815
Transurban Group	172,063	1,531,015
Treasury Wine Estates Ltd.	49,447	241,002
Vicinity Ltd.	272,427	433,242
Wesfarmers Ltd.	61,117	3,374,271
Westpac Banking Corp.	182,786	3,980,158
WiseTech Global Ltd.	10,390	798,603
Woodside Energy Group Ltd.	101,701	1,741,115
Woolworths Group Ltd.	66,909	1,357,428
Total Australia		72,337,939

Austria — 0.3%
ANDRITZ AG	4,256	298,360
Erste Group Bank AG	14,969	1,380,038
Mondi PLC	23,775	323,278
OMV AG	9,497	485,660
	Shares	Value
Common Stocks (continued)

Austria (continued)
Verbund AG(a)	4,068	$304,270
Total Austria		2,791,606

Belgium — 0.7%
Ageas SA	10,125	692,414
Anheuser-Busch InBev SA	48,406	2,847,705
D'ieteren Group	1,116	221,997
Groupe Bruxelles Lambert NV	5,221	439,809
KBC Group NV	11,649	1,223,418
Lotus Bakeries NV(a)	23	195,854
Sofina SA	785	242,227
Syensqo SA	3,706	296,748
UCB SA	6,064	1,321,821
Warehouses De Pauw CVA	10,643	249,962
Total Belgium		7,731,955

Brazil — 0.0%(b)
Yara International ASA	9,512	354,940

Cambodia — 0.0%(b)
NagaCorp Ltd.*	53,404	28,165

Chile — 0.0%(b)
Antofagasta PLC	18,853	468,294

China — 0.7%
BOC Aviation Ltd.	7,593	69,207
BOC Hong Kong Holdings Ltd.	205,813	925,503
Lenovo Group Ltd.	561,922	724,414
Prosus NV*	64,760	3,723,824
Shenzhou International Group Holdings Ltd.	77,355	560,208
WH Group Ltd.	466,581	470,147
Wilmar International Ltd.	145,980	331,939
Xinyi Glass Holdings Ltd.(a)	126,971	131,015
Total China		6,936,257

Denmark — 1.7%
AP Moller - Maersk A/S, Class B	331	659,731
Carlsberg A/S, Class B	5,050	633,898
Coloplast A/S, Class B	6,738	623,589
Danske Bank A/S	33,738	1,347,999
DSV A/S(a)	9,722	2,183,772
Genmab A/S*	3,221	710,168
Novo Nordisk A/S, Class B	160,368	7,735,720
Novonesis Novozymes B, Class B	18,354	1,198,668
Orsted A/S*(a)	7,737	365,855
Pandora A/S	3,984	663,302
Tryg A/S	19,005	460,270
Vestas Wind Systems A/S(a)	50,712	933,371
Zealand Pharma A/S*	3,513	185,191
Total Denmark		17,701,534

Finland — 1.0%
Elisa OYJ	8,822	455,988
Fortum OYJ	21,873	402,807
Kesko OYJ, B Shares	15,632	341,370
Kone OYJ, Class B	16,478	1,017,298
Metso Outotec OYJ(a)	34,731	439,847
Neste OYJ	21,526	340,859
Nokia OYJ(a)	253,351	1,040,418
Nordea Bank Abp	169,217	2,479,058

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Finland (continued)
Orion OYJ, Class B	5,496	$442,216
Sampo OYJ, A Shares	130,312	1,404,377
Stora Enso OYJ, R Shares	30,446	314,806
UPM-Kymmene OYJ	26,895	700,303
Wartsila OYJ Abp	23,324	647,095
Total Finland		10,026,442

France — 8.4%
Accor SA	12,058	616,349
Air Liquide SA	29,828	5,899,301
Airbus SE	29,724	5,988,959
Alstom SA*	18,311	432,568
Arkema SA	3,574	245,027
AXA SA	90,978	4,444,199
BioMerieux(a)	2,703	389,188
BNP Paribas SA	51,491	4,718,235
Bouygues SA	11,409	472,051
Capgemini SE	8,008	1,199,766
Carrefour SA	33,426	480,897
Cie de Saint-Gobain SA	23,378	2,683,743
Cie Generale des Etablissements Michelin SCA	37,420	1,338,830
Danone SA	34,003	2,797,422
Dassault Systemes SE	34,572	1,143,154
Edenred SE	13,242	380,720
Eiffage SA	4,111	553,569
Engie SA	93,792	2,106,190
EssilorLuxottica SA	14,748	4,398,861
Gecina SA	3,642	359,319
Getlink SE	22,750	414,010
Hermes International SCA	1,728	4,254,190
Kering SA	3,558	881,651
Klepierre SA	13,038	500,801
Legrand SA	13,505	2,008,647
L'Oreal SA	11,736	5,229,895
LVMH Moet Hennessy Louis Vuitton SE	12,906	6,977,314
Orange SA	115,573	1,765,256
Pernod Ricard SA(a)	10,109	1,045,483
Publicis Groupe SA(a)	12,134	1,113,810
Renault SA	9,850	368,765
Rexel SA	12,511	380,610
Safran SA	17,757	5,883,705
Sartorius Stedim Biotech	1,506	303,368
Societe Generale SA	37,156	2,379,794
Sodexo SA	4,884	292,355
Teleperformance SE	2,827	277,358
Thales SA	4,669	1,260,087
TotalEnergies SE	105,162	6,261,262
Unibail-Rodamco-Westfield	5,607	547,024
Veolia Environnement SA	32,413	1,101,814
Vinci SA	26,161	3,640,999
Total France		87,536,546

Germany — 8.9%
adidas AG	8,538	1,642,205
Allianz SE	20,001	7,948,114
BASF SE	46,666	2,305,232
Bayer AG	51,290	1,605,546
Bayerische Motoren Werke AG	17,779	1,706,862
Bechtle AG	5,156	225,547
Beiersdorf AG	5,650	704,868
Brenntag SE	7,133	445,266
Commerzbank AG	43,010	1,577,229
	Shares	Value
Common Stocks (continued)

Germany (continued)
Continental AG	6,142	$528,640
Covestro AG*	9,698	659,328
CTS Eventim AG & Co. KGaA	3,318	376,912
Daimler Truck Holding AG	26,160	1,282,385
Deutsche Bank AG	93,992	3,118,149
Deutsche Boerse AG	9,657	2,808,533
Deutsche Lufthansa AG	35,606	307,438
Deutsche Post AG	49,524	2,236,122
Deutsche Telekom AG	168,742	6,079,818
E.ON SE	118,270	2,159,753
Fresenius Medical Care AG	11,704	595,843
Fresenius SE & Co. KGaA	22,194	1,066,377
GEA Group AG	8,707	628,826
Hannover Rueck SE	3,330	1,015,339
Heidelberg Materials AG	6,623	1,535,014
Henkel AG & Co. KGaA	5,805	413,926
Infineon Technologies AG	66,728	2,645,185
KION Group AG(a)	4,313	267,801
Knorr-Bremse AG	3,963	398,473
LEG Immobilien SE	4,389	350,382
Mercedes-Benz Group AG	39,543	2,267,462
Merck KGaA	6,831	862,368
MTU Aero Engines AG	2,849	1,233,237
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,776	4,464,028
Nemetschek SE	3,128	469,356
Puma SE	6,722	143,448
Rheinmetall AG	2,164	4,298,477
RWE AG	34,902	1,434,493
SAP SE	52,054	14,942,193
Scout24 SE	4,075	547,556
Siemens AG	37,280	9,596,173
Siemens Energy AG*	32,234	3,763,111
Siemens Healthineers AG	15,944	863,160
Zalando SE*	12,466	366,970
Total Germany		91,887,145

Hong Kong — 1.9%
AIA Group Ltd.	550,166	5,144,227
ASMPT Ltd.	19,363	165,017
CK Asset Holdings Ltd.	114,558	526,091
CK Hutchison Holdings Ltd.	152,360	997,618
CLP Holdings Ltd.	94,942	824,242
Hang Seng Bank Ltd.	42,020	613,439
Henderson Land Development Co., Ltd.	102,500	359,076
Hong Kong & China Gas Co., Ltd.	664,529	593,420
Hong Kong Exchanges & Clearing Ltd.	61,527	3,346,755
Hongkong Land Holdings Ltd.	66,069	399,718
Jardine Matheson Holdings Ltd.	10,530	574,201
Link REIT	152,372	852,119
MTR Corp., Ltd.(a)	118,114	425,060
Power Assets Holdings Ltd.	82,192	541,316
Prudential PLC	135,055	1,722,547
Sino Land Co., Ltd.	296,902	342,288
Sun Hung Kai Properties Ltd.	83,067	989,397
Swire Pacific Ltd., Class A	28,578	258,658
Techtronic Industries Co., Ltd.	74,987	900,799
Wharf Real Estate Investment Co., Ltd.	104,686	332,728
Total Hong Kong		19,908,716

Ireland — 0.3%
AIB Group PLC	101,741	809,307
Bank of Ireland Group PLC	48,632	657,084
Kerry Group PLC, Class A	8,926	829,045

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Ireland (continued)
Kingspan Group PLC	7,532	$626,295
Total Ireland		2,921,731

Israel — 0.9%
Bank Hapoalim BM	89,477	1,687,947
Bank Leumi Le-Israel BM	112,442	2,090,349
Big Shopping Centers Ltd.*	4,103	786,350
Elbit Systems Ltd.	527	243,570
ICL Group Ltd.	58,242	364,806
Israel Discount Bank Ltd., Class A	102,738	987,528
Mizrahi Tefahot Bank Ltd.	16,175	1,003,607
Nice Ltd.*	3,438	540,335
Shufersal Ltd.	4,262	51,708
Teva Pharmaceutical Industries Ltd.*	55,939	922,533
Tower Semiconductor Ltd.*	8,727	408,491
Total Israel		9,087,224

Italy — 3.2%
Banco BPM SpA	81,755	1,048,009
BPER Banca SpA(a)	76,934	760,438
Brunello Cucinelli SpA	2,305	259,913
Coca-Cola HBC AG*	10,823	565,169
Davide Campari-Milano NV(a)	44,869	311,209
Enel SpA	421,856	3,733,747
Eni SpA	121,012	2,065,089
Ferrari NV	6,254	2,757,970
FinecoBank Banca Fineco SpA	38,754	830,338
Generali	56,027	2,098,183
Intesa Sanpaolo SpA	842,680	5,106,947
Leonardo SpA	21,463	1,161,205
Mediobanca Banca di Credito Finanziario SpA	42,228	934,738
Moncler SpA	12,720	683,381
Nexi SpA(a)	32,831	188,258
PRADA SpA	29,782	162,758
Prysmian SpA	15,965	1,286,029
Recordati Industria Chimica e Farmaceutica SpA	8,098	467,133
Snam SpA	151,740	881,218
Telecom Italia SpA*(a)	1,017,119	469,963
Terna - Rete Elettrica Nazionale	102,618	992,695
UniCredit SpA	80,880	5,982,848
Total Italy		32,747,238

Ivory Coast — 0.0%(b)
Endeavour Mining PLC	9,662	294,082

Japan — 23.1%
Advantest Corp.	37,535	2,581,396
Aeon Co., Ltd.	47,770	1,534,087
AGC, Inc.	15,929	481,167
Aisin Corp.	38,607	538,464
Ajinomoto Co., Inc.	55,415	1,474,714
Aozora Bank Ltd.(a)	11,289	166,340
Asahi Group Holdings Ltd.	87,182	1,111,680
Asahi Intecc Co., Ltd.	15,588	244,911
Asahi Kasei Corp.	94,554	663,157
Asics Corp.	36,017	853,906
Astellas Pharma, Inc.	105,041	1,101,746
Bandai Namco Holdings, Inc.	29,613	965,750
BayCurrent, Inc.	7,546	435,025
Bic Camera, Inc.	10,434	109,855
Bridgestone Corp.	33,897	1,380,926
	Shares	Value
Common Stocks (continued)

Japan (continued)
Brother Industries Ltd.	17,967	$307,717
Canon, Inc.(a)	50,706	1,448,791
Capcom Co., Ltd.	19,649	506,060
Central Japan Railway Co.	52,655	1,228,424
Chubu Electric Power Co., Inc.	50,290	616,699
Chugai Pharmaceutical Co., Ltd.	33,809	1,653,439
Concordia Financial Group Ltd.	75,489	507,122
CyberAgent, Inc.	28,902	294,215
Dai Nippon Printing Co., Ltd.	29,557	457,707
Daifuku Co., Ltd.	21,208	546,212
Dai-ichi Life Holdings, Inc.	189,805	1,517,860
Daiichi Sankyo Co., Ltd.	95,884	2,370,102
Daikin Industries Ltd.	14,867	1,839,914
Daito Trust Construction Co., Ltd.	4,457	459,634
Daiwa House Industry Co., Ltd.	35,204	1,170,543
Daiwa Securities Group, Inc.	95,500	670,743
Daiwa Securities Living Investments Corp.	463	315,035
Denso Corp.	108,760	1,485,834
Dentsu Group, Inc.(a)	13,516	268,398
Disco Corp.	4,556	1,378,955
East Japan Railway Co.	61,666	1,318,590
Ebara Corp.	28,225	525,134
Eisai Co., Ltd.	15,492	439,864
ENEOS Holdings, Inc.	157,041	828,119
FANUC Corp.	50,984	1,446,910
Fast Retailing Co., Ltd.	9,248	2,850,076
Fuji Electric Co., Ltd.	9,777	492,244
FUJIFILM Holdings Corp.	67,294	1,411,209
Fujikura Ltd.	14,549	1,002,996
Fujitsu Ltd.	90,046	1,977,488
GLP J-Reit	488	429,325
Hamamatsu Photonics K.K.	21,966	270,242
Hankyu Hanshin Holdings, Inc.	19,201	502,177
Hikari Tsushin, Inc.	1,176	318,195
Hirose Electric Co., Ltd.	2,744	348,800
Hitachi Ltd.	224,826	7,016,896
Honda Motor Co., Ltd.	221,042	2,304,494
Hoya Corp.	18,008	2,295,049
Idemitsu Kosan Co., Ltd.	48,670	313,309
IHI Corp.	7,151	807,068
Inpex Corp.	53,904	769,187
Isetan Mitsukoshi Holdings Ltd.	20,195	289,248
Isuzu Motors Ltd.	35,695	461,916
ITOCHU Corp.	61,904	3,263,128
J Front Retailing Co., Ltd.	19,379	263,653
Japan Logistics Fund, Inc.	495	308,522
Japan Post Bank Co., Ltd.	109,277	1,230,769
Japan Post Holdings Co., Ltd.	107,230	999,303
Japan Steel Works Ltd. (The)	4,413	276,254
Japan Tobacco, Inc.	64,180	1,841,451
Kajima Corp.	28,372	715,074
Kansai Electric Power Co., Inc. (The)	56,384	682,438
Kao Corp.	27,429	1,241,181
Kawasaki Heavy Industries Ltd.	8,370	618,455
Kawasaki Kisen Kaisha Ltd.(a)	22,576	321,400
KDDI Corp.	155,812	2,573,313
Keio Corp.	10,098	237,328
Keisei Electric Railway Co., Ltd.	30,244	256,329
Kewpie Corp.	13,589	372,920
Keyence Corp.	9,842	3,609,943
Kikkoman Corp.	46,696	410,814
Kintetsu Group Holdings Co., Ltd.	16,110	310,061
Kirin Holdings Co., Ltd.	57,423	762,740
Kobe Bussan Co., Ltd.	8,925	241,072
Kobe Steel Ltd.	27,166	300,280

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Koito Manufacturing Co., Ltd.	20,559	$264,612
Komatsu Ltd.	52,113	1,684,639
Konami Group Corp.	5,183	706,702
Kotobuki Spirits Co., Ltd.	8,256	111,501
K's Holdings Corp.	21,275	213,888
Kubota Corp.	64,032	718,842
Kuraray Co., Ltd.	26,911	335,907
Kurita Water Industries Ltd.	9,374	365,006
Kyocera Corp.	84,889	1,016,446
Kyoto Financial Group, Inc.	20,453	372,787
Kyowa Kirin Co., Ltd.	18,783	324,127
Kyushu Electric Power Co., Inc.	31,747	282,885
Lasertec Corp.(a)	4,249	438,184
Lion Corp.	21,820	214,220
Lixil Corp.	26,733	311,747
LY Corp.	159,317	587,534
M3, Inc.	24,769	309,499
Makita Corp.	14,935	466,623
Marubeni Corp.	80,282	1,660,639
Marui Group Co., Ltd.	17,731	362,997
MatsukiyoCocokara & Co.	23,408	482,641
MEIJI Holdings Co., Ltd.	20,292	412,865
MINEBEA MITSUMI, Inc.	26,392	420,357
MISUMI Group, Inc.	18,230	265,525
Mitsubishi Chemical Group Corp.	99,719	548,108
Mitsubishi Corp.	170,230	3,379,828
Mitsubishi Electric Corp.	106,601	2,367,258
Mitsubishi Estate Co., Ltd.	65,501	1,234,332
Mitsubishi Heavy Industries Ltd.	164,697	3,972,558
Mitsubishi UFJ Financial Group, Inc.	572,921	8,034,485
Mitsui & Co., Ltd.	134,513	2,770,792
Mitsui Chemicals, Inc.	14,969	337,485
Mitsui Fudosan Co., Ltd.	146,116	1,318,971
Mitsui OSK Lines Ltd.(a)	18,101	611,606
Mizuho Financial Group, Inc.	129,101	3,844,850
Money Forward, Inc.*	3,403	136,871
Morinaga Milk Industry Co., Ltd.	9,012	196,773
MS&AD Insurance Group Holdings, Inc.	69,095	1,489,380
Murata Manufacturing Co., Ltd.	92,055	1,386,988
NEC Corp.	66,839	1,953,718
Nexon Co., Ltd.	23,570	434,454
NGK Insulators Ltd.	31,007	394,966
NH Foods Ltd.	9,270	314,020
NIDEC CORP	51,354	994,014
Nintendo Co., Ltd.	51,774	4,365,674
Nippon Building Fund, Inc.	695	640,530
NIPPON EXPRESS HOLDINGS INC	17,601	387,820
Nippon Paint Holdings Co., Ltd.	55,737	476,280
Nippon Prologis REIT, Inc.	638	346,354
Nippon Sanso Holdings Corp.	12,347	440,897
Nippon Steel Corp.	58,374	1,132,416
Nippon Yusen K.K.(a)	23,153	815,536
Nissan Chemical Corp.	10,432	342,569
Nissan Motor Co., Ltd.*(a)	117,477	251,042
Nisshin Seifun Group, Inc.	27,977	325,882
Nissin Foods Holdings Co., Ltd.	15,414	294,054
Nitori Holdings Co., Ltd.	4,632	398,427
Nitto Denko Corp.	41,073	857,240
Nomura Holdings, Inc.	169,448	1,131,567
Nomura Real Estate Master Fund, Inc.	438	463,917
Nomura Research Institute Ltd.	23,828	952,993
NSK Ltd.	58,800	283,461
NTT Data Group Corp.	14,920	392,989
NTT, Inc.	1,603,887	1,627,387
Obayashi Corp.	46,149	683,365
	Shares	Value
Common Stocks (continued)

Japan (continued)
Obic Co., Ltd.	21,426	$771,646
Odakyu Electric Railway Co., Ltd.	28,004	303,960
Oji Holdings Corp.	75,990	373,247
Olympus Corp.	59,242	713,093
Omron Corp.	12,997	338,451
Ono Pharmaceutical Co., Ltd.(a)	28,723	322,643
Oriental Land Co., Ltd.	57,927	1,198,994
ORIX Corp.	67,306	1,520,585
Osaka Gas Co., Ltd.	24,593	622,608
Otsuka Corp.	17,653	336,356
Otsuka Holdings Co., Ltd.	24,678	1,197,538
Pan Pacific International Holdings Corp.	22,403	754,582
Panasonic Holdings Corp.	121,232	1,160,402
Pola Orbis Holdings, Inc.(a)	19,969	169,643
Rakuten Group, Inc.*	81,184	416,453
Recruit Holdings Co., Ltd.	69,627	4,187,937
Resonac Holdings Corp.	12,936	314,944
Ricoh Co., Ltd.	37,485	331,398
Rohm Co., Ltd.	26,879	340,776
Ryohin Keikaku Co., Ltd.	14,541	692,774
Sanrio Co., Ltd.	9,298	384,474
Santen Pharmaceutical Co., Ltd.	29,748	330,006
Sanwa Holdings Corp.	12,133	333,608
SBI Holdings, Inc.	18,025	678,146
SCREEN Holdings Co., Ltd.	5,291	421,185
Secom Co., Ltd.	27,327	983,441
Sekisui Chemical Co., Ltd.	31,447	550,080
Sekisui House Ltd.(a)	42,683	903,889
Seven & I Holdings Co., Ltd.	122,159	1,620,994
Shimadzu Corp.	18,236	407,143
Shimamura Co., Ltd.	4,483	327,374
Shimano, Inc.	4,458	490,989
Shimizu Corp.	35,096	391,899
Shin-Etsu Chemical Co., Ltd.	102,684	2,998,745
Shionogi & Co., Ltd.	46,855	792,670
Shiseido Co., Ltd.	22,458	366,428
Shizuoka Financial Group, Inc.	34,137	406,595
SMC Corp.	3,132	1,096,757
Socionext, Inc.	11,263	217,409
SoftBank Corp.	1,635,493	2,375,619
SoftBank Group Corp.	50,215	3,940,590
Sompo Holdings, Inc.	49,578	1,473,224
Sony Group Corp.	307,216	7,516,325
Stanley Electric Co., Ltd.	14,268	271,101
Subaru Corp.	34,524	637,626
Sumitomo Corp.	56,917	1,459,847
Sumitomo Electric Industries Ltd.	44,714	1,116,550
Sumitomo Forestry Co., Ltd.	32,834	336,532
Sumitomo Metal Mining Co., Ltd.	17,663	393,763
Sumitomo Mitsui Financial Group, Inc.	193,322	4,952,034
Sumitomo Realty & Development Co., Ltd.	19,123	704,207
Suntory Beverage & Food Ltd.	12,313	373,738
Suzuki Motor Corp.	95,163	1,053,783
Sysmex Corp.	26,837	441,711
T&D Holdings, Inc.	28,514	704,253
Taisei Corp.	9,905	596,689
Takeda Pharmaceutical Co., Ltd.	87,085	2,430,360
TDK Corp.	104,416	1,288,418
Teijin Ltd.	28,580	244,505
Terumo Corp.	80,238	1,365,424
TIS, Inc.	13,555	435,576
Tobu Railway Co., Ltd.	20,071	343,019
Toho Co., Ltd.	7,337	464,952
Tokio Marine Holdings, Inc.	97,067	3,949,887
Tokyo Electric Power Co. Holdings, Inc.*	94,883	362,522

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Tokyo Electron Ltd.	22,854	$4,150,303
Tokyo Gas Co., Ltd.	20,621	691,820
Tokyu Corp.	39,242	444,844
Tokyu Fudosan Holdings Corp.	54,647	388,896
Tomy Co., Ltd.	7,317	155,923
TOPPAN Holdings, Inc.	14,539	395,416
Toray Industries, Inc.	92,460	637,719
Tosoh Corp.	25,811	391,122
TOTO Ltd.	10,499	271,448
Toyo Suisan Kaisha Ltd.	5,565	357,392
Toyota Industries Corp.	10,285	1,112,252
Toyota Motor Corp.	542,623	9,722,469
Toyota Tsusho Corp.	42,426	978,509
Trend Micro, Inc.	7,275	446,086
Unicharm Corp.	75,321	523,511
USS Co., Ltd.	35,272	385,895
West Japan Railway Co.	32,336	713,564
Workman Co., Ltd.	2,102	91,066
Yakult Honsha Co., Ltd.	16,636	268,838
Yamaha Corp.	27,939	201,891
Yamaha Motor Co., Ltd.	57,889	420,623
Yamato Holdings Co., Ltd.	22,979	335,153
Yaskawa Electric Corp.	16,298	344,598
Yokogawa Electric Corp.	18,131	485,397
Zenkoku Hosho Co., Ltd.	15,518	332,333
Zensho Holdings Co., Ltd.	5,540	294,348
Total Japan		240,147,055

Luxembourg — 0.1%
ArcelorMittal SA	22,049	694,496
Eurofins Scientific SE	6,198	477,561
RTL Group SA	1,840	72,866
Total Luxembourg		1,244,923

Macau — 0.1%
Galaxy Entertainment Group Ltd.	116,943	572,053
Sands China Ltd.*	126,529	306,893
Total Macau		878,946

Netherlands — 3.7%
ABN AMRO Bank NV	27,848	808,306
Adyen NV*	1,333	2,304,689
Aegon Ltd.	74,323	534,555
Akzo Nobel NV	9,336	588,555
Argenx SE*(a)	3,085	2,098,779
ASM International NV	2,334	1,142,009
ASML Holding NV	19,835	13,918,621
ASR Nederland NV	9,508	635,093
BE Semiconductor Industries NV(a)	3,604	491,280
Euronext NV	5,078	822,979
EXOR NV	5,582	541,455
Heineken Holding NV	7,117	483,856
Heineken NV	15,223	1,203,260
ING Groep NV	157,238	3,687,501
Koninklijke Ahold Delhaize NV	48,383	1,916,027
Koninklijke KPN NV	212,277	952,405
Koninklijke Philips NV	42,869	1,133,413
NN Group NV	14,849	1,005,444
Randstad NV	6,797	325,493
Universal Music Group NV	48,535	1,409,871
Wolters Kluwer NV	12,401	1,940,251
Total Netherlands		37,943,842

	Shares	Value
Common Stocks (continued)

New Zealand — 0.3%
Auckland International Airport Ltd.	117,354	$521,678
Contact Energy Ltd.	71,616	385,157
Fisher & Paykel Healthcare Corp., Ltd.	30,133	654,636
Mainfreight Ltd.	8,495	296,890
Meridian Energy Ltd.	99,091	333,441
Spark New Zealand Ltd.	169,944	243,793
Xero Ltd.*	8,627	1,005,306
Total New Zealand		3,440,901

Norway — 0.5%
Aker BP ASA	16,120	391,981
DNB Bank ASA	43,513	1,108,808
Equinor ASA	37,432	973,488
Kongsberg Gruppen ASA	21,084	634,459
Mowi ASA	23,310	438,190
Norsk Hydro ASA	69,508	415,693
Orkla ASA	40,087	424,491
Telenor ASA	36,626	564,684
Var Energi ASA	42,677	147,847
Vend Marketplaces ASA, Class A	8,791	350,839
Total Norway		5,450,480

Poland — 0.4%
Bank Polska Kasa Opieki SA	11,701	641,456
Dino Polska SA*	29,900	397,252
InPost SA*	14,281	206,277
KGHM Polska Miedz SA*	9,531	326,208
mBank SA*	1,080	257,013
ORLEN SA	35,933	805,076
Powszechna Kasa Oszczednosci Bank Polski SA	50,274	1,109,152
Powszechny Zaklad Ubezpieczen SA	41,125	694,081
Total Poland		4,436,515

Portugal — 0.1%
EDP SA	189,822	822,545
Galp Energia SGPS SA	24,645	471,485
Total Portugal		1,294,030

Singapore — 1.4%
CapitaLand Ascendas REIT	368,872	793,273
CapitaLand Integrated Commercial Trust	498,070	844,609
Capitaland Investment Ltd.	171,255	366,970
DBS Group Holdings Ltd.	100,339	3,705,432
Genting Singapore Ltd.	502,900	284,913
Keppel Ltd.	96,506	630,058
Mapletree Industrial Trust	327,094	511,813
Oversea-Chinese Banking Corp., Ltd.	170,495	2,217,020
Seatrium Ltd.	96,777	169,333
Singapore Exchange Ltd.	56,713	699,432
Singapore Technologies Engineering Ltd.	101,444	685,755
Singapore Telecommunications Ltd.	402,959	1,205,134
STMicroelectronics NV(a)	32,911	845,837
United Overseas Bank Ltd.	63,351	1,767,197
Total Singapore		14,726,776

South Africa — 0.2%
Anglo American PLC	54,193	1,540,462

South Korea — 4.7%
Alteogen, Inc.*	2,060	674,387
Celltrion, Inc.	8,474	1,093,163
CJ CheilJedang Corp.	1,712	310,476

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

South Korea (continued)
Coway Co., Ltd.	5,455	$428,360
DB Insurance Co., Ltd.	4,982	459,833
Delivery Hero SE*	10,940	329,185
Doosan Enerbility Co., Ltd.*	26,975	1,276,002
Ecopro BM Co., Ltd.*	3,098	248,188
Ecopro Co., Ltd.	5,813	206,649
Ecopro Materials Co., Ltd.*	2,027	74,544
Hana Financial Group, Inc.	19,851	1,222,437
Hankook Tire & Technology Co., Ltd.	10,103	323,823
Hanmi Semiconductor Co., Ltd.	3,143	208,279
Hanwha Aerospace Co., Ltd.	1,724	1,238,177
Hanwha Vision Co., Ltd.*	2,044	91,087
HD Hyundai Electric Co., Ltd.	1,375	496,737
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,030	784,374
HLB, Inc.*	6,508	225,255
HMM Co., Ltd.	21,319	360,492
Hyundai Mobis Co., Ltd.	4,169	885,326
Hyundai Motor Co.	10,219	1,569,546
Industrial Bank of Korea	53,674	751,622
Kakao Corp.	18,846	788,194
KakaoBank Corp.	16,557	335,486
KB Financial Group, Inc.	22,176	1,773,376
Kia Corp.	14,906	1,099,570
Korea Electric Power Corp.	27,827	773,530
Korea Zinc Co., Ltd.	274	158,062
Korean Air Lines Co., Ltd.	26,879	459,354
Krafton, Inc.*	1,800	426,377
KT&G Corp.	10,814	1,019,174
LG Chem Ltd.	3,284	713,965
LG Corp.	8,701	496,913
LG Display Co., Ltd.*	62	485
LG Energy Solution Ltd.*	2,746	757,388
Meritz Financial Group, Inc.	5,296	442,224
POSCO Holdings, Inc.	4,223	939,426
Samsung Biologics Co., Ltd.*	1,170	900,195
Samsung C&T Corp.	6,097	740,802
Samsung Electro-Mechanics Co., Ltd.	4,865	521,651
Samsung Electronics Co., Ltd.	238,335	12,270,781
Samsung Fire & Marine Insurance Co., Ltd.	2,312	734,378
Samsung Heavy Industries Co., Ltd.*	41,784	573,671
Samsung SDI Co., Ltd.	4,120	597,145
Samsung SDS Co., Ltd.	4,595	529,147
SK Hynix, Inc.	28,063	5,534,490
SK Innovation Co., Ltd.	4,608	358,526
SK Square Co., Ltd.*	5,470	599,933
SK, Inc.	5,050	739,220
Woori Financial Group, Inc.	64,590	1,150,399
Yuhan Corp.	3,944	335,871
Total South Korea		49,027,675

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	9,956	688,263
Aena SME SA	36,991	998,962
Amadeus IT Group SA	22,382	1,803,963
Banco Bilbao Vizcaya Argentaria SA	284,856	4,773,085
Banco de Sabadell SA	268,273	995,150
Banco Santander SA	758,590	6,543,057
Bankinter SA	32,773	468,877
CaixaBank SA	183,971	1,737,145
Cellnex Telecom SA	28,608	1,015,037
EDP Renovaveis SA	23,531	277,402
	Shares	Value
Common Stocks (continued)

Spain (continued)
Endesa SA	19,654	$570,245
Grifols SA*(a)	24,167	362,902
Iberdrola SA	351,332	6,174,478
Industria de Diseno Textil SA	55,795	2,676,367
Naturgy Energy Group SA(a)	6,296	198,022
Red Electrica Corp. SA(a)	27,028	524,344
Repsol SA	64,266	976,814
Telefonica SA(a)	214,978	1,113,139
Total Spain		31,897,252

Sweden — 2.9%
Alfa Laval AB	15,878	693,863
Assa Abloy AB, Class B	53,660	1,780,273
Atlas Copco AB, A Shares	131,363	2,010,864
Atlas Copco AB, B Shares	80,364	1,092,265
Beijer Ref AB(a)	23,736	399,824
Boliden AB*	15,613	481,357
Castellum AB(a)	29,029	332,234
Epiroc AB, Class B	21,655	390,064
Epiroc AB, Class A	33,617	687,337
EQT AB(a)	30,276	1,019,664
Essity AB, Class B	31,421	777,493
Evolution AB	7,187	642,425
Fastighets AB Balder, B Shares*(a)	43,122	292,935
Getinge AB, B Shares	12,659	250,461
H & M Hennes & Mauritz AB, B Shares(a)	27,302	370,235
Hexagon AB, B Shares(a)	112,220	1,241,229
Industrivarden AB, A Shares	17,943	667,729
Indutrade AB	17,633	430,717
Investor AB, B Shares	118,456	3,453,015
Nibe Industrier AB, B Shares	79,965	369,682
Saab AB, Class B	18,202	995,349
Sandvik AB	58,446	1,432,435
Securitas AB, B Shares	27,721	413,267
Skandinaviska Enskilda Banken AB, Class A	84,923	1,491,404
Skanska AB, B Shares	20,243	473,107
SKF AB, B Shares(a)	21,037	492,957
Svenska Cellulosa AB SCA, Class B(a)	33,887	426,547
Svenska Handelsbanken AB, A Shares	80,963	992,978
Swedbank AB, A Shares	43,150	1,154,375
Tele2 AB, B Shares	31,316	485,472
Telefonaktiebolaget LM Ericsson, B Shares	142,539	1,041,900
Telia Co. AB(a)	133,404	473,075
Trelleborg AB, B Shares	12,256	447,303
Volvo AB, B Shares(a)	91,817	2,645,437
Total Sweden		30,349,272

Switzerland — 4.4%
ABB Ltd.	80,447	5,302,042
Adecco Group AG	9,117	288,987
Avolta AG*	4,609	241,901
Bachem Holding AG(a)	1,658	141,391
Baloise Holding AG	2,886	694,090
Barry Callebaut AG(a)	211	258,927
Chocoladefabriken Lindt & Spruengli AG	106	1,563,795
Cie Financiere Richemont SA, Class A	26,652	4,378,273
Clariant AG*	15,336	158,639
DSM-Firmenich AG	9,717	939,993
EMS-Chemie Holding AG	484	382,944
Geberit AG	1,766	1,357,040
Givaudan SA	404	1,696,994
Helvetia Holding AG	2,368	572,426

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Switzerland (continued)
Julius Baer Group Ltd.	10,620	$722,168
Kuehne + Nagel International AG	2,544	520,830
Logitech International SA	7,796	730,974
Lonza Group AG	3,607	2,540,735
Partners Group Holding AG	1,099	1,490,732
PSP Swiss Property AG	3,863	656,955
Sandoz Group AG	21,552	1,240,225
Schindler Holding AG, Participating Certificate	3,330	1,210,536
SGS SA	9,074	925,223
SIG Group AG*(a)	19,436	315,935
Sika AG	8,212	1,947,702
Sonova Holding AG	2,628	719,419
Straumann Holding AG	5,568	679,775
Swatch Group AG (The), Bearer(a)	2,179	388,815
Swiss Prime Site AG	6,086	843,893
Swisscom AG(a)	1,652	1,150,429
Temenos AG	3,318	298,888
UBS Group AG	161,166	6,041,368
VAT Group AG	1,374	486,454
Zurich Insurance Group AG	7,464	5,116,018
Total Switzerland		46,004,516

Thailand — 0.0%(b)
Thai Beverage PCL	399,289	143,114

United Kingdom — 11.1%
3i Group PLC	48,658	2,672,887
Admiral Group PLC	13,389	605,611
Ashtead Group PLC	22,122	1,486,588
Associated British Foods PLC	16,098	468,245
AstraZeneca PLC	75,810	11,360,565
Auto Trader Group PLC	48,919	542,106
Aviva PLC	166,695	1,430,781
B&M European Value Retail SA	55,709	165,433
BAE Systems PLC	152,662	3,644,526
Barclays PLC	732,822	3,600,784
Barratt Redrow PLC	73,427	363,511
Beazley PLC	33,355	394,834
Berkeley Group Holdings PLC	5,755	277,979
British American Tobacco PLC	98,775	5,280,827
British Land Co. PLC (The)	64,133	296,706
BT Group PLC(a)	294,920	808,273
Bunzl PLC	18,312	546,215
Burberry Group PLC*	18,729	319,850
Centrica PLC	263,539	574,048
Compass Group PLC	87,187	3,074,840
ConvaTec Group PLC	88,513	273,389
Croda International PLC	7,565	261,490
DCC PLC	5,458	343,806
Diageo PLC	114,024	2,796,052
Entain PLC	31,784	429,866
GSK PLC	206,910	3,882,677
Halma PLC	20,255	871,679
Howden Joinery Group PLC	32,165	374,576
HSBC Holdings PLC	894,580	10,924,469
ICG PLC	14,806	426,746
IMI PLC	15,109	444,277
Imperial Brands PLC	40,192	1,571,172
Informa PLC	71,098	816,866
Intertek Group PLC	8,703	568,944
JD Sports Fashion PLC	155,088	175,394
Kingfisher PLC	102,326	366,291
Land Securities Group PLC	47,139	360,252
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Legal & General Group PLC	311,472	$1,058,492
Lloyds Banking Group PLC	3,072,691	3,163,531
London Stock Exchange Group PLC	25,806	3,162,316
M&G PLC	145,822	504,817
Marks & Spencer Group PLC	108,897	501,497
Melrose Industries PLC	65,804	446,031
National Grid PLC	252,816	3,546,370
NatWest Group PLC	403,037	2,810,795
Next PLC	6,112	995,669
Pearson PLC	36,090	512,221
Persimmon PLC	18,451	279,575
Reckitt Benckiser Group PLC	35,099	2,634,538
RELX PLC	94,225	4,907,890
Rentokil Initial PLC	131,962	662,726
Rightmove PLC	43,624	472,575
Rolls-Royce Holdings PLC	428,853	6,083,826
Sage Group PLC (The)	51,068	824,484
Segro PLC	75,417	646,123
Severn Trent PLC	15,027	526,778
Smith & Nephew PLC	46,656	717,751
Smiths Group PLC	19,022	592,062
Spirax Group PLC	3,979	334,102
SSE PLC(a)	59,343	1,451,652
St James's Place PLC	27,469	475,653
Standard Chartered PLC	97,114	1,748,453
Taylor Wimpey PLC	200,363	271,116
Tesco PLC	341,813	1,924,242
Unilever PLC	125,419	7,316,081
United Utilities Group PLC	38,726	577,820
Vodafone Group PLC	1,008,317	1,094,436
Weir Group PLC (The)	14,266	503,310
Whitbread PLC	10,226	413,148
Wise PLC, Class A*	35,804	480,918
WPP PLC	58,783	318,940
Total United Kingdom		114,762,493

United States — 8.1%
Alcon AG	25,727	2,275,369
Amrize Ltd.*	25,430	1,285,827
BP PLC	813,492	4,357,262
CSL Ltd.	24,902	4,343,372
Experian PLC	47,540	2,518,992
Ferrovial SE	24,585	1,263,424
Haleon PLC	465,048	2,212,434
Holcim AG*	25,430	2,034,901
James Hardie Industries PLC*	28,951	770,021
Nestle SA	128,823	11,279,251
Novartis AG	95,323	11,056,552
QIAGEN NV	10,133	507,978
Roche Holding AG	37,140	11,758,751
Samsonite Group SA(a)	78,069	159,718
Sanofi SA	55,101	4,972,088
Schneider Electric SE	27,594	7,208,720
Shell PLC	303,694	10,895,303
Smurfit WestRock PLC	27,044	1,223,970
Stellantis NV	114,793	1,019,947
Swiss Re AG	15,371	2,768,313
Total United States		83,912,193

Total Common Stocks
(Cost $871,608,082)		1,029,960,259

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Preferred Stocks — 0.3%

Germany — 0.2%
Henkel AG & Co. KGaA, 3.02%	9,001	$696,212
Volkswagen AG, 6.91%	12,449	1,312,566
Total Germany		2,008,778

South Korea — 0.1%
Samsung Electronics Co., Ltd., 2.53%	43,920	1,824,194

Total Preferred Stocks
(Cost $3,892,326)		3,832,972

Investment Company — 0.1%

International Equity Core Funds — 0.1%
Vanguard FTSE Developed Markets ETF
(Cost $753,175)	13,176	740,755

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(c)(d)	4,147,342	4,147,342
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)	726,961	726,961

Total Short-Term Investments
(Cost $4,874,303)		4,874,303

Total Investments — 100.1% (Cost $881,127,886)		1,039,408,289
Other Assets and Liabilities, Net — (0.1)%		(1,230,313)
Net Assets — 100.0%		$1,038,177,976

		% of
Industry	Value	Net Assets
Financials	$244,408,697	23.5%
Industrials	200,471,271	19.3
Health Care	107,933,656	10.4
Consumer Discretionary	103,323,356	9.9
Information Technology	98,373,176	9.5
Consumer Staples	78,547,263	7.5
Materials	58,966,977	5.7
Communication Services	45,432,134	4.4
Utilities	36,523,484	3.5
Energy	33,107,101	3.2
Real Estate	26,706,116	2.6
Money Market Funds	4,874,303	0.5
Investment Companies	740,755	0.1
Total Investments	$1,039,408,289	100.1%
Other Assets and Liabilities, Net	(1,230,313)	(0.1)
Total Net Assets	$1,038,177,976	100.0%
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,883,661; total market value of collateral held by the Fund was $21,099,999. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $16,952,657.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2025:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2025	Unrealized Appreciation
Australian Dollar	08/04/25	Morgan Stanley	54,610,094	$35,158,961	$35,163,996	$5,035
Swiss Franc	08/04/25	Morgan Stanley	35,307,127	43,476,811	43,507,288	30,477
Danish Krone	08/04/25	Morgan Stanley	66,781,714	10,243,855	10,246,050	2,195
Euro	08/04/25	Morgan Stanley	140,433,931	160,725,652	160,777,131	51,479
Great British Pound	08/04/25	Morgan Stanley	52,389,186	69,325,771	69,331,859	6,088
Hong Kong Dollar	08/04/25	Morgan Stanley	79,163,468	10,084,013	10,088,479	4,466
Japanese Yen	08/04/25	Morgan Stanley	17,310,486,639	115,017,916	115,076,619	58,703
South Korean Won#	08/04/25	Morgan Stanley	32,390,515,413	23,215,680	23,362,923	147,243
New Zealand Dollar	08/04/25	Morgan Stanley	2,074,648	1,224,830	1,224,947	117
Polish Zloty	08/04/25	Morgan Stanley	7,484,164	2,004,129	2,004,174	45
Swedish Krona	08/04/25	Morgan Stanley	143,126,629	14,663,447	14,668,815	5,368
Singapore Dollar	08/04/25	Morgan Stanley	8,834,655	6,809,087	6,811,946	2,859
Unrealized Appreciation				$491,950,152	$492,264,227	$314,075

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2025	Unrealized Appreciation
Australian Dollar	08/04/25	Morgan Stanley	(54,610,094)	$(35,804,407)	$(35,163,996)	$640,411
Swiss Franc	08/04/25	Morgan Stanley	(35,307,127)	(44,541,661)	(43,507,288)	1,034,373
Danish Krone	08/04/25	Morgan Stanley	(66,781,714)	(10,531,666)	(10,246,050)	285,616
Euro	08/04/25	Morgan Stanley	(140,433,931)	(165,186,700)	(160,777,131)	4,409,569
British Pound	08/04/25	Morgan Stanley	(52,389,186)	(71,786,326)	(69,331,859)	2,454,467
Hong Kong Dollar	08/04/25	Morgan Stanley	(79,163,468)	(10,113,113)	(10,088,479)	24,634
Israeli Shekel	08/04/25	Morgan Stanley	(15,537,525)	(4,613,628)	(4,579,963)	33,665
Japanese Yen	08/04/25	Morgan Stanley	(17,310,486,639)	(120,244,407)	(115,076,619)	5,167,788
South Korean Won#	08/04/25	Morgan Stanley	(32,390,515,413)	(23,946,074)	(23,362,923)	583,151
Norwegian Krone	08/04/25	Morgan Stanley	(30,273,838)	(2,992,109)	(2,941,148)	50,961
Norwegian Krone	09/02/25	Morgan Stanley	(29,878,900)	(2,903,337)	(2,903,298)	39
New Zealand Dollar	08/04/25	Morgan Stanley	(2,074,648)	(1,260,683)	(1,224,947)	35,736
Polish Zloty	08/04/25	Morgan Stanley	(7,484,164)	(2,068,956)	(2,004,174)	64,782
Swedish Krona	08/04/25	Morgan Stanley	(143,126,629)	(15,047,934)	(14,668,815)	379,119
Singapore Dollar	08/04/25	Morgan Stanley	(8,834,655)	(6,950,719)	(6,811,946)	138,773
Unrealized Appreciation				$(517,991,720)	$(502,688,636)	$15,303,084

Total Unrealized Appreciation						$15,617,159

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2025	Unrealized (Depreciation)
Israeli Shekel	08/04/25	Morgan Stanley	15,537,525	$4,580,285	$4,579,963	$(322)
Norwegian Krone	08/04/25	Morgan Stanley	30,273,838	2,941,372	2,941,148	(224)
Unrealized Depreciation				$7,521,657	$7,521,111	$(546)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2025	Unrealized (Depreciation)
Australian Dollar	09/02/25	Morgan Stanley	(56,723,662)	$(36,526,691)	$(36,544,655)	$(17,964)
Swiss Franc	09/02/25	Morgan Stanley	(35,603,273)	(43,986,916)	(44,031,855)	(44,939)
Danish Krone	09/02/25	Morgan Stanley	(58,101,279)	(8,930,064)	(8,934,629)	(4,565)
Euro	09/02/25	Morgan Stanley	(144,427,390)	(165,548,162)	(165,679,867)	(131,705)
British Pound	09/02/25	Morgan Stanley	(55,323,113)	(73,213,833)	(73,236,167)	(22,334)
Hong Kong Dollar	09/02/25	Morgan Stanley	(83,690,150)	(10,681,064)	(10,695,161)	(14,097)
Israeli Shekel	09/02/25	Morgan Stanley	(15,414,658)	(4,542,625)	(4,544,839)	(2,214)
Japanese Yen	09/02/25	Morgan Stanley	(18,070,465,541)	(120,400,298)	(120,531,270)	(130,972)
South Korean Won#	09/02/25	Morgan Stanley	(35,032,428,985)	(25,136,277)	(25,311,035)	(174,758)
New Zealand Dollar	09/02/25	Morgan Stanley	(2,062,839)	(1,218,958)	(1,219,270)	(312)
Polish Zloty	09/02/25	Morgan Stanley	(7,914,935)	(2,117,732)	(2,118,375)	(643)
Swedish Krona	09/02/25	Morgan Stanley	(148,477,730)	(15,237,063)	(15,246,702)	(9,639)
Singapore Dollar	09/02/25	Morgan Stanley	(9,312,372)	(7,189,667)	(7,196,936)	(7,269)
Unrealized Depreciation				$(514,729,350)	$(515,290,761)	$(561,411)

Total Unrealized Depreciation						$(561,957)

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)
July 31, 2025 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2025	Unrealized (Depreciation)
Net Unrealized Appreciation (Depreciation)						$15,055,202

As of July 31, 2025, $7,000,479 of collateral was segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$1,029,960,259	$—	$—	$1,029,960,259
Preferred Stocks	3,832,972	—	—	3,832,972
Investment Company	740,755	—	—	740,755
Short-Term Investments:
Money Market Funds	4,874,303	—	—	4,874,303
Total Investments in Securities	1,039,408,289	—	—	1,039,408,289
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	15,617,159	—	15,617,159
Total Investments in Securities and Other Financial Instruments	$1,039,408,289	$15,617,159	$—	$1,055,025,448
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(561,957)	$—	$(561,957)

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.